FINANCIAL DEBT - Deutsche Bank Loan, IDB Loan and Other bank loans (Details) - ARS ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL DEBT
Unpaid portion	$ 469,189	$ 519,943	$ 588,636